Related Party Transactions (Details) - USD ($)		1 Months Ended		3 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Aug. 31, 2018	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Management services agreement, initial term		3 years
Accrued liabilities - related party				$ 26,000		$ 8,000	$ 833,000
BrightMark | Management Services Agreement
Related Party Transaction [Line Items]
Management services agreement, initial term			3 years
Management services agreement renewal term			1 year
Related party transaction, amount			$ 40,000
Management fees				0	$ 120,000	120,000	628,000
Accrued liabilities - related party						8,000	$ 833,000
Mc Leod [Member] | Commercial Lease Agreement [Member]
Related Party Transaction [Line Items]
Lessee, Operating Lease, Term of Contract	1 year
Lessee Operating Lease Monthly Rent	$ 3,250,000
Bright Mark and Mc Leod [Member] | Management Services and Commercial Lease Agreement [Member]
Related Party Transaction [Line Items]
Accrued liabilities - related party				$ 26,000		$ 8,000